Annual Total Returns - Fidelity Mega Cap Stock Fund [BarChart] - 06.30 Fidelity Mega Cap Stock Fund Retail PRO-07 - Fidelity Mega Cap Stock Fund - Fidelity Mega Cap Stock Fund-Retail Class	Aug. 28, 2021
Bar Chart Table:
Annual Return 2011	2.34%
Annual Return 2012	19.42%
Annual Return 2013	33.23%
Annual Return 2014	11.66%
Annual Return 2015	(1.43%)
Annual Return 2016	13.63%
Annual Return 2017	17.77%
Annual Return 2018	(7.23%)
Annual Return 2019	31.14%
Annual Return 2020	12.96%